VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.7%
U.S. Treasury Bonds
2.500%, 2/15/46	$ 225	$ 164
3.625%, 2/15/53	200	180
U.S. Treasury Notes
2.125%, 5/15/25	325	310
2.000%, 8/15/25	300	284
2.750%, 4/30/27	500	472
2.750%, 2/15/28	300	281
3.625%, 5/31/28	200	195
1.250%, 8/15/31	725	585
2.875%, 5/15/32	500	454
Total U.S. Government Securities (Identified Cost $3,218)		2,925

Mortgage-Backed Securities—7.6%
Agency—5.8%
Federal National Mortgage Association
Pool #AR8557 3.000%, 7/1/27	14	14
TBA 2.500%, 9/1/53(2)	3,000	2,485
		2,499

Non-Agency—1.8%
BBCMS Mortgage Trust
2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.230%, 3/15/37(3)(4)	75	69
2018-TALL, C (1 month Term SOFR + 1.318%, Cap N/A, Floor 1.271%) 144A 6.629%, 3/15/37(3)(4)	25	19
BB-UBS Trust 2012-TFT, A 144A 2.892%, 6/5/30(3)	53	47
BX Commercial Mortgage Trust 2019-IMC, B (1 month Term SOFR + 1.414%, Cap N/A, Floor 1.300%) 144A 6.724%, 4/15/34(3)(4)	100	99
CLNY Trust 2019-IKPR, A (1 month Term SOFR + 1.243%, Cap N/A, Floor 1.243%) 144A 6.560%, 11/15/38(3)(4)	50	49
Commercial Mortgage Pass Through Certificates 2012-LTRT, A2 144A 3.400%, 10/5/30(3)	65	54
HMH Trust 2017-NSS, A 144A 3.062%, 7/5/31(3)	50	46
Hudsons Bay Simon JV Trust 2015-HB10, A10 144A 4.155%, 8/5/34(3)	125	107
JP Morgan Chase Commercial Mortgage Securities Trust
2006-LDP9, AMS 5.337%, 5/15/47	77	72
2014-DSTY, A 144A 3.429%, 6/10/27(3)	120	43
Morgan Stanley Capital I Trust 2019-BPR, D (1 month Term SOFR + 4.592%, Cap N/A, Floor 4.000%) 144A 9.911%, 5/15/36(3)(4)	75	69
Palisades Center Trust 2016-PLSD, A 144A 2.713%, 4/13/33(3)	100	57
	Par Value(1)	Value

Non-Agency—continued
Verus Securitization Trust 2021-3, A1 144A 1.046%, 6/25/66(3)(4)	$ 65	$ 55
		786

Total Mortgage-Backed Securities (Identified Cost $3,386)		3,285

Asset-Backed Securities—0.3%
Automobiles—0.3%
Santander Drive Auto Receivables Trust 2021-2, D 1.350%, 7/15/27	125	119
Credit Card—0.0%
Citibank Credit Card Issuance Trust 2017-A5, A5 (1 month Term SOFR + 0.734%) 6.049%, 4/22/26(4)	25	25
Total Asset-Backed Securities (Identified Cost $144)		144

Corporate Bonds and Notes—15.2%
Aerospace & Defense—0.2%
Boeing Co. (The) 5.150%, 5/1/30	65	64
Automotive—0.3%
General Motors Financial Co., Inc. 3.600%, 6/21/30	75	64
Hyundai Capital America
144A 3.000%, 2/10/27(3)	50	46
144A 2.100%, 9/15/28(3)	25	21
		131

Chemicals—0.3%
FMC Corp. 5.150%, 5/18/26	70	69
Huntsman International LLC 2.950%, 6/15/31	75	60
		129

Electric—1.3%
AES Corp. (The) 5.450%, 6/1/28	75	74
Duke Energy Corp. 3.500%, 6/15/51	75	52
Electricite de France S.A. 144A 4.500%, 9/21/28(3)	75	71
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	75	66
Exelon Corp. 2.750%, 3/15/27	100	92
NSTAR Electric Co. 4.550%, 6/1/52	50	43
PacifiCorp. 5.350%, 12/1/53	100	86

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Electric—continued
San Diego Gas & Electric Co. 5.350%, 4/1/53	$ 65	$ 63
		547

Exploration & Production—0.6%
BP Capital Markets America, Inc. 4.893%, 9/11/33	50	49
BP Capital Markets plc 4.375% (2)	50	48
Continental Resources, Inc. 4.375%, 1/15/28	75	70
Diamondback Energy, Inc. 6.250%, 3/15/33	100	103
		270

Financial & Lease—6.0%
Air Lease Corp.
5.850%, 12/15/27	75	75
3.000%, 2/1/30	25	21
American Express Co. 5.625%, 7/28/34	65	64
Bank of America Corp.
2.496%, 2/13/31	75	62
2.482%, 9/21/36	75	57
Barclays plc
2.852%, 5/7/26	55	52
2.279%, 11/24/27	75	67
Boston Properties LP 3.400%, 6/21/29	75	64
BPCE S.A. 144A 5.975%, 1/18/27(3)	75	75
Capital One Financial Corp.
2.618%, 11/2/32	75	57
6.377%, 6/8/34	45	45
Charles Schwab Corp. (The) 6.136%, 8/24/34	65	66
Citigroup, Inc.
4.400%, 6/10/25	25	24
6.174%, 5/25/34	95	95
CubeSmart LP 3.000%, 2/15/30	75	64
Deutsche Bank AG 2.129%, 11/24/26	75	68
Discover Financial Services 6.700%, 11/29/32	50	50
DNB Bank ASA 144A 1.605%, 3/30/28(3)	75	65
Fifth Third Bancorp. 1.707%, 11/1/27	75	65
Goldman Sachs Group, Inc. (The)
0.855%, 2/12/26	25	23
4.223%, 5/1/29	75	71
HSBC Holdings plc
1.589%, 5/24/27	25	22
2.804%, 5/24/32	120	96
JPMorgan Chase & Co.
5.350%, 6/1/34	25	25
Subordinate Notes 3.625%, 12/1/27	50	47
	Par Value(1)	Value

Financial & Lease—continued
Kemper Corp. 2.400%, 9/30/30	$ 35	$ 27
KeyBank NA 4.900%, 8/8/32	100	82
Kimco Realty OP LLC 4.600%, 2/1/33	75	69
Mizuho Financial Group, Inc. 2.564%, 9/13/31	75	58
Morgan Stanley
5.164%, 4/20/29	50	49
2.484%, 9/16/36	125	94
Nomura Holdings, Inc. 2.172%, 7/14/28	150	126
Office Properties Income Trust 2.400%, 2/1/27	75	51
Societe Generale S.A. 144A 1.488%, 12/14/26(3)	100	90
Standard Chartered plc
144A 1.456%, 1/14/27(3)	25	22
144A 6.296%, 7/6/34(3)	25	25
144A 3.265%, 2/18/36(3)	25	20
Synchrony Financial
3.700%, 8/4/26	50	46
2.875%, 10/28/31	100	74
UBS Group AG 144A 2.746%, 2/11/33(3)	150	118
US Bancorp 4.967%, 7/22/33	100	91
WEA Finance LLC 144A 2.875%, 1/15/27(3)	50	43
Wells Fargo & Co. 3.350%, 3/2/33	125	105
		2,610

Food, Beverages & Tobacco—0.4%
Conagra Brands, Inc. 1.375%, 11/1/27	75	64
Constellation Brands, Inc. 5.000%, 2/2/26	50	49
PepsiCo, Inc. 2.750%, 3/19/30	75	67
		180

Health Care—1.2%
Amgen, Inc.
5.150%, 3/2/28	50	50
5.650%, 3/2/53	50	50
CSL Finance plc 144A 4.750%, 4/27/52(3)	75	67
Elevance Health, Inc. 4.900%, 2/8/26	100	99
HCA, Inc. 5.200%, 6/1/28	50	49
Kenvue, Inc. 144A 5.000%, 3/22/30(3)	75	75
Pfizer Investment Enterprises Pte Ltd. 5.110%, 5/19/43	95	93

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Pfizer, Inc. 4.000%, 12/15/36	$ 50	$ 45
		528

Home Builders—0.2%
MDC Holdings, Inc. 2.500%, 1/15/31	85	66
Industrial Other—0.6%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	75	69
Flowserve Corp. 3.500%, 10/1/30	50	43
Ingersoll Rand, Inc. 5.700%, 8/14/33	40	41
Jacobs Engineering Group, Inc. 6.350%, 8/18/28	25	25
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	100	99
		277

Lodging—0.1%
Marriott International, Inc. Series HH 2.850%, 4/15/31	75	62
Media Cable—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	75	69
Media Other—0.1%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	75	62
Metals, Mining & Steel—0.1%
Glencore Funding LLC 144A 2.500%, 9/1/30(3)	75	61
Midstream—1.1%
Boardwalk Pipelines LP 4.800%, 5/3/29	50	48
Columbia Pipelines Operating Co. LLC 144A 5.927%, 8/15/30(3)	90	91
Enbridge, Inc. 2.500%, 2/14/25	75	72
Energy Transfer LP 6.000%, 6/15/48	75	69
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(3)	105	104
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	75	71
		455

Refining—0.1%
Phillips 66 2.150%, 12/15/30	75	61
	Par Value(1)	Value

Restaurants—0.1%
McDonald’s Corp. 3.600%, 7/1/30	$ 50	$ 46
Retail Non Food & Drug—0.3%
O’Reilly Automotive, Inc. 4.700%, 6/15/32	75	72
Tapestry, Inc. 3.050%, 3/15/32	75	57
		129

Services Other—0.4%
Equifax, Inc. 2.350%, 9/15/31	75	59
Waste Management, Inc. 2.950%, 6/1/41	75	54
Western Union Co. (The) 2.750%, 3/15/31	75	59
		172

Technology—1.1%
Arrow Electronics, Inc. 6.125%, 3/1/26	50	50
Broadcom, Inc. 144A 3.187%, 11/15/36(3)	100	75
Concentrix Corp. 6.650%, 8/2/26	75	75
Leidos, Inc. 5.750%, 3/15/33	75	74
Oracle Corp. 3.600%, 4/1/50	100	69
Texas Instruments, Inc. 5.000%, 3/14/53	75	73
TSMC Global Ltd. 144A 1.000%, 9/28/27(3)	50	43
		459

Wireless—0.3%
Sprint Capital Corp. 6.875%, 11/15/28	50	53
T-Mobile USA, Inc. 3.875%, 4/15/30	100	91
		144

Wirelines—0.2%
AT&T, Inc.
2.250%, 2/1/32	50	39
5.400%, 2/15/34	60	58
		97

Total Corporate Bonds and Notes (Identified Cost $7,163)		6,619

Shares
Affiliated Mutual Funds—62.6%
Fixed Income Funds—62.6%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(5)(6)	279,161	2,141

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Shares	Value
Fixed Income Funds—continued
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I(5)(6)	1,527,649	$10,678
Virtus Stone Harbor High Yield Bond Fund Class I(5)(6)	1,943,800	13,257
Virtus Stone Harbor Local Markets Fund Class I(5)(6)(7)	142,118	1,131
Total Affiliated Mutual Funds (Identified Cost $31,470)		27,207

Total Long-Term Investments—92.4% (Identified Cost $45,381)		40,180

Short-Term Investment—7.5%
Money Market Mutual Fund—7.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.209%)(6)	3,264,187	3,264
Total Short-Term Investment (Identified Cost $3,264)		3,264

TOTAL INVESTMENTS—99.9% (Identified Cost $48,645)		$43,444
Other assets and liabilities, net—0.1%		35
NET ASSETS—100.0%		$43,479

Abbreviations:
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CDX.NA.HY	Markit’s North American High Yield CDX Index
HSBC	Hong Kong & Shanghai Bank
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
Nomura	Nomura Global Financial Products, Inc.
SOFR	Secured Overnight Financing Rate
TBA	To-be-announced
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	No contractual maturity date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $2,060 or 4.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Affiliated investment.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Non-income producing.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SGD	Singapore Dollar
USD	United States Dollar

Exchange-traded futures contracts as of August 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
10 Year Euro-Bund Future	September 2023	3	$433	$3	$—
Short Contracts:
Euro-BTP Future	September 2023	(9)	(1,131)	—	(2)
10 Year U.S. Treasury Note Future	December 2023	(68)	(7,550)	—	(56)
10 Year U.S. Ultra Bond Future	December 2023	(1)	(130)	—	(3)
				—	(61)
Total				$3	$(61)

Forward foreign currency exchange contracts as of August 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	660	USD	424	JPM	10/06/23	$4	$—

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of August 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	190	USD	142	CITI	09/08/23	$—	$(1)
EUR	200	GBP	172	JPM	09/07/23	—	— (1)
EUR	200	GBP	171	JPM	09/25/23	—(1)	—
EUR	100	GBP	85	CITI	10/02/23	—(1)	—
JPY	15,780	USD	109	GS	09/14/23	—	— (1)
JPY	15,721	EUR	100	GS	10/02/23	—(1)	—
JPY	110,543	EUR	700	JPM	10/02/23	4	—
JPY	29,570	USD	205	CITI	10/06/23	—	(1)
SGD	290	USD	215	CITI	10/02/23	—(1)	—
USD	237	EUR	210	JPM	10/20/23	9	—
USD	24	GBP	18	CITI	10/20/23	1	—
Total						$18	$(2)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

Centrally cleared credit default swaps - buy protection(1) outstanding as of August 31, 2023 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.S39(3)	Quarterly	1.000%	06/20/28	$(4,400)	$175	$256	$—	$(81)
CDX.NA.HY.S40(4)	Quarterly	5.000%	06/20/28	(6,350)	(244)	(61)	—	(183)
Total					$(69)	$195	$—	$(264)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
(4)	Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.

VIRTUS Stone Harbor Strategic Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$144	$—	$144
Corporate Bonds and Notes	6,619	—	6,619
Mortgage-Backed Securities	3,285	—	3,285
U.S. Government Securities	2,925	—	2,925
Affiliated Mutual Funds	27,207	27,207	—
Money Market Mutual Fund	3,264	3,264	—
Other Financial Instruments:
Futures Contracts	3	3	—
Forward Foreign Currency Exchange Contracts	18	—	18
Total Assets	43,465	30,474	12,991
Liabilities:
Other Financial Instruments:
Futures Contracts	(61)	(61)	—
Forward Foreign Currency Exchange Contracts	(2)	—	(2)
Centrally Cleared Credit Default Swaps	(69)	—	(69)
Total Liabilities	(132)	(61)	(71)
Total Investments	$43,333	$30,413	$12,920
There were no securities valued using significant unobservable inputs (Level 3) at August 31, 2023.
There were no transfers into or out of Level 3 related to securities held at August 31, 2023.

VIRTUS STONE HARBOR STRATEGIC INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.